Private Placement (Details) - $ / shares		7 Months Ended
	Jun. 30, 2020	Sep. 30, 2020
Related Party Transaction
Number of warrants to purchase shares issued	3,250,000	3,250,000
Price of warrants	$ 1.00	$ 1.00
Sponsors and/or their designees
Related Party Transaction
Number of warrants to purchase shares issued	2,750,000	2,750,000
EarlyBirdCapital and/or its designees
Related Party Transaction
Number of warrants to purchase shares issued	500,000	500,000